Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2024
Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

(17) Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Balance Sheets

December 31, 2024 and 2023
(Dollars in thousands)

Assets	2024	2023

Cash	$425	590
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	144,061	134,598
Investment in PEBK Capital Trust II	464	464
Other assets	138	-

Total assets	$146,088	136,652

Liabilities and Shareholders' Equity

Junior subordinated debentures	$15,464	15,464
Other liabilities	61	172
Shareholders' equity	130,563	121,016

Total liabilities and shareholders' equity	$146,088	136,652
Statements of Earnings

For the Years Ended December 31, 2024, 2023 and 2022
(Dollars in thousands)

Revenues:	2024	2023	2022

Interest and dividend from subsidiary	$8,534	8,531	6,240

Total revenues	8,534	8,531	6,240

Expenses:

Interest	1,116	1,079	529
Other operating expenses	692	630	639

Total expenses	1,808	1,709	1,168

Income before income tax benefit and equity in undistributed earnings of subsidiaries	6,726	6,822	5,072

Income tax benefit	372	352	242

Income before equity in undistributed earnings of subsidiaries	7,098	7,174	5,314

Equity in undistributed earnings of subsidiaries	9,255	8,372	10,809

Net earnings	$16,353	15,546	16,123

Statements of Cash Flows

For the Years Ended December 31, 2024, 2023 and 2022
(Dollars in thousands)

	2024	2023	2022
Cash flows from operating activities:
Net earnings	$16,353	15,546	16,123
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(9,255)	(8,372)	(10,809)
Change in:
Other assets	(138)	24	81
Other liabilities	(111)	127	32
Net cash provided by operating activities	6,849	7,325	5,427

Cash flows from investing activities:
Net cash provided by investing activities	-	-	-

Cash flows from financing activities:
Cash dividends paid on common stock	(5,047)	(5,108)	(4,935)
Stock repurchase	(1,998)	(1,997)	(710)
Excise tax on stock repurchase	(20)	(20)	-
Proceeds from exercise of restricted stock units	51	6	41
Net cash used by financing activities	(7,014)	(7,119)	(5,604)
Net change in cash	(165)	206	(177)
Cash at beginning of year	590	384	561
Cash at end of year	$425	590	384